DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK
Schedule of offsetting of Net unrealized profit / market value on open contracts / options

As of 12/31/2013

Offsetting of Net unrealized profit / market value on open contracts / options:

		Gross	Net
	Gross	Amounts offset in	Amounts presented in
Commodity	Amounts of	the Consolidated Statements	the Consolidated Statements
Industry Sector	Recognized Assets	of Financial Condition	of Financial Condition
Futures
Agriculture	$168,600	$(119,929)	$48,671
Currencies	256,067	(44,656)	211,411
Energy	40,183	(35,855)	4,328
Interest rates	92,335	(184,727)	(92,392)
Metals	1,028,523	(949,902)	78,621
Stock indices	971,018	(9,814)	961,204
Subtotal	2,556,726	(1,344,883)	1,211,843

Forwards
Currencies	336,711	(334,160)	2,551

Options
Currencies	344,294	(172,223)	172,071
Energy	—	(28,500)	(28,500)
Interest rates	—	(570,141)	(570,141)
Stock indices	—	(49,395)	(49,395)
Subtotal	344,294	(820,259)	(475,965)

Total Derivatives subject to a master netting or similar arrangement	3,237,731	(2,499,302)	738,429

Total Derivatives not subject to a master netting or similar arrangement	—	—	—

Total Derivatives	$3,237,731	$(2,499,302)	$738,429

As of 12/31/2012

Offsetting of Net unrealized profit / market value on open contracts / options:

		Gross	Net
	Gross	Amounts offset in	Amounts presented in
Commodity	Amounts of	the Consolidated Statements	the Consolidated Statements
Industry Sector	Recognized Assets	of Financial Condition	of Financial Condition
Futures
Agriculture	$168,568	$(274,704)	$(106,136)
Currencies	718,875	(378,990)	339,885
Energy	574,348	(442,954)	131,394
Interest rates	562,168	(245,882)	316,286
Metals	2,403,115	(2,661,358)	(258,243)
Stock indices	677,507	(382,114)	295,393
Subtotal	5,104,581	(4,386,002)	718,579

Forwards
Currencies	959,887	(764,945)	194,942

Options
Agriculture	—	—	—
Currencies	2,200	(2,200)	—
Energy	4,730	(4,840)	(110)
Interest rates	30,182	(47,438)	(17,256)
Metals	370,030	—	370,030
Stock indices	150,700	(75,350)	75,350
Subtotal	557,842	(129,828)	428,014

Total Derivatives subject to a master netting or similar arrangement	6,622,310	(5,280,775)	1,341,535

Total Derivatives not subject to a master netting or similar arrangement	—	—	—

Total Derivatives	$6,622,310	$(5,280,775)	$1,341,535

Schedule of offsetting of Net unrealized loss / market value on open contracts / options

As of 12/31/2013

Offsetting of Net unrealized loss / market value on open contracts / options:

		Gross	Net
	Gross	Amounts offset in	Amounts presented in
Commodity	Amounts of	the Consolidated Statements	the Consolidated Statements
Industry Sector	Recognized Liabilities	of Financial Condition	of Financial Condition
Futures
Agriculture	$(119,929)	$119,929	$—
Currencies	(44,656)	44,656	—
Energy	(35,855)	35,855	—
Interest rates	(239,106)	184,727	(54,379)
Metals	(949,902)	949,902	—
Stock indices	(13,564)	9,814	(3,750)
Subtotal	(1,403,012)	1,344,883	(58,129)

Forwards
Currencies	(419,377)	334,160	(85,217)

Options
Currencies	(295,045)	172,223	(122,822)
Energy	(9,150)	11,100	1,950
Interest rates	(163,219)	406,735	243,516
Stock indices	(213,075)	—	(213,075)
Subtotal	(680,489)	590,058	(90,431)

Total Derivatives subject to a master netting or similar arrangement	(2,502,878)	2,269,101	(233,777)

Total Derivatives not subject to a master netting or similar arrangement	—	—	—

Total Derivatives	$(2,502,878)	$2,269,101	$(233,777)

As of 12/31/2012

Offsetting of Net unrealized loss / market value on open contracts / options:

		Gross	Net
	Gross	Amounts offset in	Amounts presented in
Commodity	Amounts of	the Consolidated Statements	the Consolidated Statements
Industry Sector	Recognized Liabilities	of Financial Condition	of Financial Condition
Futures
Agriculture	$(258,132)	$274,704	$16,572
Currencies	(494,614)	378,990	(115,624)
Energy	(413,383)	442,954	29,571
Interest rates	(292,476)	245,882	(46,594)
Metals	(2,900,138)	2,661,358	(238,780)
Stock indices	(329,033)	382,114	53,081
Subtotal	(4,687,776)	4,386,002	(301,774)

Forwards
Currencies	(3,032,317)	764,945	(2,267,372)

Options
Agriculture	—	—	—
Currencies	(203,826)	2,200	(201,626)
Energy	(32,560)	4,840	(27,720)
Interest rates	(91,369)	47,438	(43,931)
Metals	(116,030)	—	(116,030)
Stock indices	(143,550)	75,350	(68,200)
Subtotal	(587,335)	129,828	(457,507)

Total Derivatives subject to a master netting or similar arrangement	(8,307,428)	5,280,775	(3,026,653)

Total Derivatives not subject to a master netting or similar arrangement	—	—	—

Total Derivatives	$(8,307,428)	$5,280,775	$(3,026,653)

Schedule of Collateral Held by Counterparty

As of 12/31/2013

Collateral Held by Counterparty:

		Gross Amounts not offset in the Consolidated Statements of Financial Condition
	Net Amount of Unrealized Profit	Cash Collateral	Net
Counterparty	in the Consolidated Statements of Financial Condition	Received	Amount

Counterparty A	$765,608	$—	$765,608
Counterparty B	454,673	—	454,673
Counterparty C	—	—	—
Counterparty D	—	—	—
Counterparty E	—	—	—
Counterparty F	—	—	—
Counterparty G	40,799	—	40,799
Counterparty H	—	—	—
	$1,261,080	$—	$1,261,080

	Net Amount of Unrealized Loss	Cash Collateral	Net
Counterparty	in the Consolidated Statements of Financial Condition	Pledged	Amount

Counterparty A	$—	$—	$—
Counterparty B	—	—	—
Counterparty C	673,773	2,575,061	—
Counterparty D	—	—	—
Counterparty E	76,767	85	76,682
Counterparty F	—	—	—
Counterparty G	—	—	—
Counterparty H	5,888	3	5,885
	$756,428	$2,575,149	$82,567

As of 12/31/2012
Collateral Held by Counterparty:

		Gross Amounts not offset in the Consolidated Statements of Financial Condition
	Net Amount of Unrealized Profit	Cash Collateral	Net
Counterparty	in the Consolidated Statements of Financial Condition	Received	Amount

Counterparty A	$—	$—	$—
Counterparty B	708,832	—	708,832
Counterparty C	—	—	—
Counterparty D	397,408	—	397,408
Counterparty E	—	—	—
Counterparty F	78,890	—	78,890
	$1,185,130	$—	$1,185,130

	Net Amount of Unrealized Loss	Cash Collateral	Net
Counterparty	in the Consolidated Statements of Financial Condition	Pledged	Amount

Counterparty A	$216,144	$216,144	$—
Counterparty B	—	—	—
Counterparty C	248,713	248,713	—
Counterparty D	—	—	—
Counterparty E	2,405,391	2,214,223	191,168
Counterparty F	—	—	—
	$2,870,248	$2,679,080	$191,168